Other equity instruments (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about other equity instruments [line items]
Par Value	¥ 25,000,000
Bond A [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	September 2017
Category	Equity Instrument
Initial Distribution Rate	5.05%		5.05%
Issue Price	¥ 100
Number	25,000,000	25,000,000
Par Value	¥ 2,500,000
Initial Period	3 years
Conversion Condition	None
Conversion Result	None
Bond B [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	September 2017
Category	Equity Instrument
Initial Distribution Rate	5.17%		5.17%
Issue Price	¥ 100
Number	25,000,000	25,000,000
Par Value	¥ 2,500,000
Initial Period	5 years
Conversion Condition	None
Conversion Result	None
Yingda Insurance Financing Plan (1st) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	September2018
Category	Equity Instrument
Initial Distribution Rate	5.79%
Par Value	¥ 3,283,000
Initial Period	8 years
Conversion Condition	None
Conversion Result	None
Yingda Insurance Financing Plan (2nd) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	September2018
Category	Equity Instrument
Initial Distribution Rate	5.79%
Par Value	¥ 827,000
Initial Period	8 years
Conversion Condition	None
Conversion Result	None
Yingda Insurance Financing Plan (3rd) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	September2018
Category	Equity Instrument
Initial Distribution Rate	5.79%
Par Value	¥ 890,000
Initial Period	8 years
Conversion Condition	None
Conversion Result	None
China Life Financing Plan (1st) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	September 2019
Category	Equity Instrument
Initial Distribution Rate	5.05%
Par Value	¥ 2,070,000
Initial Period	8 years
Conversion Condition	None
Conversion Result	None
PICC Financing Plan (1st) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	September 2019
Category	Equity Instrument
Initial Distribution Rate	5.10%
Par Value	¥ 930,000
Initial Period	10 years
Conversion Condition	None
Conversion Result	None
2019 medium-term notes (2nd) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	October 2019
Category	Equity Instrument
Initial Distribution Rate	4.08%
Issue Price	¥ 100
Number	20,000,000
Par Value	¥ 2,000,000
Initial Period	3 years
Conversion Condition	None
Conversion Result	None
2019 medium-term notes (3rd) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	October 2019
Category	Equity Instrument
Initial Distribution Rate	4.05%
Issue Price	¥ 100
Number	20,000,000
Par Value	¥ 2,000,000
Initial Period	3 years
Conversion Condition	None
Conversion Result	None
China Life Financing Plan (2nd) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	October 2019
Category	Equity Instrument
Initial Distribution Rate	5.05%
Par Value	¥ 2,260,000
Initial Period	8 years
Conversion Condition	None
Conversion Result	None
PICC Financing Plan (2nd) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	October 2019
Category	Equity Instrument
Initial Distribution Rate	5.10%
Par Value	¥ 1,740,000
Initial Period	10 years
Conversion Condition	None
Conversion Result	None
2019 medium-term notes (4th) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	November 2019
Category	Equity Instrument
Initial Distribution Rate	4.15%
Issue Price	¥ 100
Number	25,000,000
Par Value	¥ 2,500,000
Initial Period	3 years
Conversion Condition	None
Conversion Result	None
2019 medium-term notes (4th) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	November 2019
Category	Equity Instrument
Initial Distribution Rate	4.53%
Issue Price	¥ 100
Number	15,000,000
Par Value	¥ 1,500,000
Initial Period	5 years
Conversion Condition	None
Conversion Result	None